Investment Objectives and Goals - AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND	Jan. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide long-term growth of capital while providing current income.